Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions
20. Provisions

	December 31, 2024	December 31, 2023
	$	$
Provision for withholding tax	3,434,062	-
Total provision	3,434,062	-
In 2020, KNCL, a subsidiary of Lifezone, filed a tax appeal with the Tax Revenue Appeals Tribunal, contesting a withholding tax assessment imposed by the TRA on imported services. These services were provided by non-resident entities during a period when KNCL was jointly owned by Barrick and Glencore. On January 21, 2021, the TRA issued an Agency Notice to KNCL’s bank, Citi Bank Tanzania Limited, leading to the transfer of the company’s total bank balance of TZS 823,400,321 ($335,398) as of January 31, 2021, to the TRA. KNCL is a non-operating entity whose retention mining license were revoked by the Government of Tanzania in 2018, ahead of the acquisition by Lifezone and carries a de-minimis amount of cash.
Subsequently, on April 22, 2021, the TRA lifted the Agency Notice until further notice, pending a hearing and final determination of the case. On July 30, 2024, the Court of Appeal ruled in favor of the TRA, dismissing KNCL’s appeal and confirming the tax assessment of TZS 8,426,336,706 ($3,434,062) as payable. Following this ruling, a provision of $3,434,062 (equivalent to TZS 8,426,336,706) has been made, covering the principal tax amount plus interest.
On August 19, 2024, the TRA issued a further demand notice for the withholding tax of TZS 8,426,336,706 ($3,434,062), along with additional interest for late payment. In March 2025, this additional interest was revised to TZS 12,357,974,405 ($5,033,805).

Lifezone is actively engaged in discussions and negotiations with the TRA regarding an out-of-court settlement for all disputed matters. While the outcome of these discussions is uncertain, based on the progress of these discussions and legal advice obtained, Lifezone believes the TRA is likely to waive the additional interest charges. Consequently, no additional liability has been recorded for this claim. Following resolution of this matter Lifezone intends to place KNCL in voluntary liquidation.